Basis of Presentation and General Information - Charter Revenue Percentage (Table) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Charterer A [Member]
Policyholder Account Balance [Line Items]
Concentration Risk, Percentage	11.00%
Charterer B [Member]
Policyholder Account Balance [Line Items]
Concentration Risk, Percentage		13.00%	15.00%